PRUDENTIAL MYROCKSM ADVISOR VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated March 8, 2023
to Prospectuses dated May 1, 2022

This Supplement should be read in conjunction with the current Prospectus ("Prospectus") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
This Supplement contains information about changes to certain Portfolios of the DFA Investment Dimensions Group Inc. available through your Annuity.
Effective February 28, 2023, Current Expenses and/or Average Annual Total Returns for certain Portfolios of the DFA Investment Dimensions Group Inc. were revised. The table in Appendix A of the Prospectus is updated as follows with respect to the Portfolios shown below:

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/22)
					1-Year	5-Year	10-Year
Fixed Income	VA Global Bond Portfolio* Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited	0.21%	0.35%	0.56%	-6.33%	-0.06%	0.76%
Allocation	VA Global Moderate Allocation Portfolio* Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	-10.96%	4.47%	N/A
Equity	VA International Small Portfolio* Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited	0.40%	0.35%	0.75%	-17.64%	0.52%	6.02%
Equity	VA International Value Portfolio* Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited	0.28%	0.35%	0.63%	-3.46%	1.48%	4.49%
Fixed Income	VA Short-Term Fixed Portfolio* Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd DFA Australia Limited	0.12%	0.35%	0.47%	-1.16%	0.70%	0.58%
Equity	VA U.S. Large Value Portfolio* Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	-4.88%	5.67%	10.71%
Equity	VA U.S. Targeted Value Portfolio* Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	-4.21%	7.48%	11.05%
* This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
MYROCKSUP3